INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

September 13, 2022

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the "Registrant") File No. 333-191476 and 811-22894 on behalf of the First Trust Multi-Strategy Fund (the "Fund")

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 357 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of adding Class C Shares of the Fund, removing RiverNorth Capital Management, LLC as sub-advisor to the Fund, adding Glenmede Investment Management, LP as sub-advisor to the Fund, adding certain exhibits, and making other non-material changes to the Fund's Prospectus and Statement of Additional Information.

Please direct your comments to Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ CARMEN M. CASTILLO-ANDINO
Carmen M. Castillo-Andino
Investment Managers Series Trust II